Document and Entity Information	May 08, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 08, 2024
Entity Registrant Name	MIND MEDICINE (MINDMED) INC.
Entity Central Index Key	0001813814
Entity Emerging Growth Company	true
Entity File Number	001-40360
Entity Incorporation, State or Country Code	A1
Entity Tax Identification Number	98-1582438
Entity Address, Address Line One	One World Trade Center
Entity Address, Address Line Two	Suite 8500
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10007
City Area Code	212
Local Phone Number	220-6633
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Shares
Trading Symbol	MNMD
Security Exchange Name	NASDAQ